Functional and presentation currency	12 Months Ended
Dec. 31, 2025
Functional And Presentation Currency
Functional and presentation currency

3. Functional and presentation currency

The financial statements of each entity within the consolidated entity are prepared using the functional currency of the primary economic environment in which each entity operates. The consolidated financial statements of the Company are prepared and presented in Korean Won, taking into consideration the functional currencies and presentation currency of the principal operating activities of each operating segment. All amounts have been rounded to the nearest thousand, unless otherwise indicated.